Document and Entity Information	Feb. 17, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001057379
Document Type	8-K
Document Period End Date	Feb. 17, 2026
Entity Registrant Name	Hackett Group, Inc.
Entity Incorporation, State or Country Code	FL
Entity File Number	333-48123
Entity Tax Identification Number	65-0750100
Entity Address, Address Line One	1001 Brickell Bay Drive
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	375-8005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	HCKT
Security Exchange Name	NASDAQ